PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 24,029,728	$ 4,760,182
Less: Accumulated depreciation	(789,258)	(290,415)
Property, plant and equipment, net	23,240,470	4,469,767
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	8,502,738	3,305,967
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	15,334,220	1,370,083
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	59,925	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	3,546	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 129,299	$ 84,132